Trade and Other Receivables and Prepayments - Summary of Trade and Other Receivables and Prepayments (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Trade and other current receivables [abstract]
Trade receivables	[1]	¥ 395,165	$ 60,562	¥ 369,742
Prepayments to raw material suppliers		147,979	22,679	131,709
Receivables from sales of scrap materials		51,821	7,942	71,188
Value-added tax and other taxes receivable		6,708	1,028	16,944
Income tax recoverable		9,463	1,450	4,504
Prepaid consulting fee		16,000	2,452	0
Other receivables		2,192	336	2,272
Total trade and other receivables and prepayments		629,328	96,449	596,359
Less: Non-current portion of prepaid consulting fee		(12,000)	(1,839)	0
Current portion		¥ 617,328	$ 94,610	¥ 596,359

[1]	For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on those items by using a provision matrix grouped by ageing.